Significant Customers (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Accounts Receivable and Net Sales for Significant Customers, Minimum	10.00%	10.00%	10.00%
A [Member]
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Net Revenue	21.00%	21.00%	22.00%
Proportion of Accounts receivable	21.00%	27.00%	21.00%
B [Member]
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Net Revenue	13.00%	13.00%	14.00%
Proportion of Accounts receivable	13.00%
C [Member]
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Net Revenue		10.00%	13.00%
D [Member]
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Accounts receivable			10.00%